Other Comprehensive Income (Loss) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income Loss Net Of Tax	$ (60,518)	$ (6,525)	$ (292,969)
Statement [Line Items]
Balance	(492,113)	(485,767)	(194,045)
Other comprehensive income before reclassifications	(92,223)	(31,470)	(298,005)
Amounts reclassified from Accumulated Other comprehensive income	(33,749)	(25,124)	(6,283)
Net current period other comprehensive income	(60,518)	(6,525)	(292,969)
Balance	(550,587)	(492,113)	(485,767)
Total FMC-AG and Co. KGaA [Member]
Statement [Line Items]
Balance	(489,244)	(482,719)	(189,750)
Other comprehensive income before reclassifications	(94,267)	(31,649)	(299,252)
Amounts reclassified from Accumulated Other comprehensive income	(33,749)	(25,124)	(6,283)
Net current period other comprehensive income	(58,474)	(6,346)	(291,722)
Balance	(549,762)	(489,244)	(482,719)
AccumulatedNetGainLossFromDesignatedOrQualifyingCashFlowHedgesMember
Statement [Line Items]
Balance	(138,341)	(136,221)	(74,804)
Other comprehensive income before reclassifications	(1,571)	(16,099)	(62,305)
Amounts reclassified from Accumulated Other comprehensive income	(18,056)	(13,979)	(888)
Net current period other comprehensive income	16,485	(2,120)	(61,417)
Balance	(121,856)	(138,341)	(136,221)
AccumulatedDefinedBenefitPlansAdjustmentMember
Statement [Line Items]
Balance	(179,423)	(111,215)	(60,897)
Other comprehensive income before reclassifications	21,743	(79,353)	(55,713)
Amounts reclassified from Accumulated Other comprehensive income	(15,693)	(11,145)	(5,395)
Net current period other comprehensive income	37,436	(68,208)	(50,318)
Balance	(141,987)	(179,423)	(111,215)
AccumulatedTranslationAdjustmentMember
Statement [Line Items]
Balance	(174,349)	(238,331)	(58,344)
Other comprehensive income before reclassifications	(112,395)	63,982	(179,987)
Net current period other comprehensive income	(112,395)	63,982	(179,987)
Balance	(286,744)	(174,349)	(238,331)
Noncontrolling interests not subject to put provisions [Member]
Statement [Line Items]
Balance	2,869	3,048	4,295
Other comprehensive income before reclassifications	(2,044)	(179)	(1,247)
Net current period other comprehensive income	(2,044)	(179)	(1,247)
Balance	$ 825	$ 2,869	$ 3,048